The Tortoise North American Pipeline Fund (the “Predecessor Fund”) was reorganized out of Montage Managers Trust and into the Managed Portfolio Series Trust (Reg. Nos. 811-23023 and 811-22525) on March 20, 2017. The proxy voting report for the portion of the reporting period that the Predecessor Fund existed under Montage Managers Trust can be found in the N-PX filed for Managed Portfolio Series Trust on August 28, 2017, SEC Accession No. 0000894189-17-004517.